Consolidated Statement of Changes in Equity (USD $) In Millions	Total	Common units	Class C	General Partner	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Beginning Balance at Dec. 31, 2009	$ 8,287	$ 1,631	$ 0	$ 6,307	$ 2	$ 347
Net income	1,188	558	156	458	0	16
Other comprehensive income (loss)	(5)	0	0	0	(5)	0
Cash distributions (Note 3)	(660)	(432)	(87)	(141)	0	0
Distributions to The Williams Companies, Inc - net	(4,135)	0	(3,357)	(778)	0	0
Excess of purchase price over contributed basis of business or investment	(244)	0	0	(244)	0	0
Dividends paid to noncontrolling interests	(18)	0	0	0	0	(18)
Issuance of Class C units	0	0	6,946	(6,946)	0	0
Conversion of Class C units to Common	0	3,658	(3,658)	0	0	0
Issuance of units due to Williams Pipeline Partners L.P. merger	0	343	0	0	0	(343)
Sales of common units	806	806	0	0	0	0
Contributions from general partner	29	0	0	29	0	0
Other	0	0	0	2	0	(2)
Ending Balance at Dec. 31, 2010	5,248	6,564	0	(1,313)	(3)	0
Net income	1,511	1,088	0	423	0	0
Other comprehensive income (loss)	1	0	0	0	1	0
Cash distributions (Note 3)	(1,124)	(842)	0	(282)	0	0
Distributions to The Williams Companies, Inc - net	(99)	0	0	(99)	0	0
Excess of purchase price over contributed basis of business or investment	(123)	0	0	(123)	0	0
Contributions from general partner	31	0	0	31	0	0
Other	(12)	0	0	(12)	0	0
Ending Balance at Dec. 31, 2011	5,433	6,810	0	(1,375)	(2)	0
Net income	1,232	672	0	560	0	0
Other comprehensive income (loss)	0
Cash distributions (Note 3)	(1,440)	(1,056)	0	(384)	0	0
Distributions to The Williams Companies, Inc - net	(42)	0	0	(42)	0	0
Excess of purchase price over contributed basis of business or investment	0
Sales of common units	2,559	2,559	0	0	0	0
Issuances of common units related to acquisitions (Note 12)	1,044	1,044	0	0	0	0
Issuances Of Common Units In Common Control Transactions	7	345	0	(338)	0	0
Contributions from general partner	93	0	0	93	0	0
Contributions to Constitution Pipeline Company LLC (Note 1)	14	0	0	0	0	14
Other	(3)	(2)	0	(1)	0	0
Ending Balance at Dec. 31, 2012	$ 8,897	$ 10,372	$ 0	$ (1,487)	$ (2)	$ 14